Organization and Principal Activities - Schedule of Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) [Line Items]
Net loss	$ (13,047,046)	$ (30,389,811)
Variable Interest Entities [Member]
Schedule of Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) [Line Items]
Net revenue	1,459,505	11,924,360
Net loss	$ (11,497,584)	$ (22,455,335)